BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
Summary of Purchase Price Allocation
Obagi and Milk Purchase Price Allocation:

(In thousands)	Obagi	Milk	Total
Total Purchase Price:
Cash consideration	$345,398	$121,629	$467,027
Equity consideration	277,824	200,087	477,911
Cash repayment of debt	136,112	3,935	140,047
Related party liability	22,100	—	22,100
Total purchase consideration	$781,434	$325,651	$1,107,085
Fair value of assets acquired:
Cash and cash equivalents	$15,850	$2,092	$17,942
Restricted cash	650	819	1,469
Account receivable, net	15,214	3,866	19,080
Related party receivable	327	199	526
Inventories	31,026	30,945	61,971
Prepaid expenses	4,307	520	4,827
Other current assets	359	—	359
Property and equipment	1,245	8,436	9,681
Intangible assets	505,300	157,500	662,800
Right-of-use assets	4,811	8,232	13,043
Other assets	227	—	227
Total identifiable assets acquired	$579,316	$212,609	$791,925
Liabilities assumed:
Accounts payable and accrued expenses	18,699	6,442	25,141
Other current liabilities	12,912	5,483	18,395
Lease liabilities	6,461	10,105	16,566
Deferred income tax liabilities	28,073	—	28,073
Total liabilities assumed:	$66,145	$22,030	$88,175
Net assets acquired	513,171	190,579	703,750
Purchase consideration	781,434	325,651	1,107,085
Goodwill	$268,263	$135,072	$403,335

Schedule of Intangible Assets Acquired in Business Combination
Intangible Assets

	Fair Value
	Obagi	Milk	Total	Weighted- Average Useful Life
(In thousands)
Trademarks and Trade Name	$414,000	$145,000	$559,000	14 years
Customer/distributor relationships	25,000	11,000	36,000	11 years
Tretinoin distribution and supply agreement	38,900	—	38,900	5 years
Formulations	27,400	1,500	28,900	8 years
Total Intangible Assets	$505,300	$157,500	$662,800

Unaudited Pro Forma Consolidated Financial Information
The following unaudited pro forma combined financial information presents the Company’s results as though the Business Combination had occurred on January 1, 2021, for the years ended December 31, 2021 and 2022. The unaudited pro forma consolidated financial information has been prepared using the acquisition method of accounting in accordance with U.S. GAAP.

	Year ended December 31, 2022	Year ended December 31, 2021
(In thousands)	(Unaudited)	(Unaudited)
Pro forma net revenue	$200,547	$162,583
Pro forma net income (loss)	(86,930)	(145,152)
Less: Pro forma net income (loss) attributable to noncontrolling interest	(25,140)	(26,519)
Pro forma net income (loss) attributable to Waldencast plc	$(61,790)	$(118,633)